IMPAIRMENT OF ASSETS (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 24, 2012	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Impairment Assets [Line Items]
Goodwill		$ 59,567	$ 65,751	$ 65,851
Acquisitions through business combinations, intangible assets and goodwill		5,162	4,323
Impairment loss recognised in profit or loss, goodwill		0	0
Impairment loss recognised in profit or loss, property, plant and equipment		$ 58,795	76,042
Two Plants Of Wood Products [Member]
Disclosure Of Impairment Assets [Line Items]
Discount rate used in current estimate of value in use		8.70%
MAPA Project [Member]
Disclosure Of Impairment Assets [Line Items]
Discount rate used in current estimate of value in use		6.10%
Impairment loss recognised in profit or loss, property, plant and equipment		$ 46,577	33,570
Spare Parts [Member]
Disclosure Of Impairment Assets [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment		14,918	43,181
Pien plant [Member]
Disclosure Of Impairment Assets [Line Items]
Acquisitions through business combinations, intangible assets and goodwill		$ 17,357	22,378
Discount rate used in current estimate of value in use		7.40%
Description of projected cash flow term		5 years
Arauco North America, Inc. (Prime-Line, Inc.) [Member]
Disclosure Of Impairment Assets [Line Items]
Goodwill		$ 732	732
Flakeboard [Member]
Disclosure Of Impairment Assets [Line Items]
Acquisitions through business combinations, intangible assets and goodwill		$ 41,525	$ 40,765
Consideration paid (received)	$ 242,502
Percentage of voting equity interests acquired	100.00%
Discount rate used in current estimate of value in use		7.00%
Description of projected cash flow term		7 years
Prime Line Inc [Member] | Arauco North America, Inc. (Prime-Line, Inc.) [Member]
Disclosure Of Impairment Assets [Line Items]
Acquisitions through business combinations, intangible assets and goodwill		$ 732
Consideration paid (received)		$ 18,880